UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2013

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2013	JANUARY 31, 2013 (UNAUDITED)

DOMINI SOCIAL EQUITY FUND®

INVESTOR SHARES, CLASS A SHARES, INSTITUTIONAL SHARES & CLASS R SHARES

DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM

INVESTOR SHARES, CLASS A SHARES & INSTITUTIONAL SHARES

DOMINI SOCIAL BOND FUND®

INVESTOR SHARES & INSTITUTIONAL SHARES

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TABLE OF CONTENTS

2	Letter from the President

The Way You Invest Matters
4	Domini News
5	Domini Activism
6	Avoiding Investments in Lethal Weapons

Fund Performance and Holdings
12	Domini Social Equity Fund
18	Domini International Social Equity Fund
26	Domini Social Bond Fund

32	Expense Example

Financial Statements
34	Domini Social Equity Fund
34	Domini International Social Equity Fund
59	Domini Social Bond Fund

72	Proxy Voting Information

72	Quarterly Portfolio Schedule Information

THE WAY YOU INVEST MATTERS®

LETTER FROM THE PRESIDENT

Dear Fellow Shareholders:

The six months ending January 31, 2013 were really quite extraordinary in a number of ways. Stock and bond markets had a very good year, the economy of the United States continued to recover, and in spite of political shambles, we muddled through a Presidential election.

The period also brought its share of tragedy. During the period covered by this Semi-Annual Report there were four mass-shootings in America, not including the shooting at the midnight screening of Batman in Aurora, Colorado, which occurred a week earlier.

One of these events spoke directly to me. I have been blessed in my life to have grown up secure and in the bosom of a large and loving family. My early years were spent going to school, singing patriotic songs and pledging allegiance to the flag. Mine was a childhood where a girl of nine could rush off in the morning with a peanut butter and jelly sandwich and spend the day bike-riding with friends or exploring the woods, without fear. That was my childhood in Newtown, Connecticut.

We have all read about the events of December 14, 2012, which are too horrible to retell here or even bring to mind. I don’t know exactly where the shootings took place. I don’t know if it happened in the classrooms I attended in second grade, third grade, fourth or fifth. I do know that they had once been safe places, places of fun and learning and of forming personalities.

During the weeks that followed, we saw a number of pension funds and educational institutions begin a discussion over whether investing in firearms manufacturers was either necessary or appropriate. Most gun manufacturers are private — they are owned by private equity firms, which pump money into expanding their markets, often by lobbying for lax gun laws. Some of these private equity investments were made with teachers’ retirement funds. I call this process of evaluation ‘connecting the dots.’

I myself grew up with guns. I was taught at a young age to take aim at a ground hog and rid the meadow of the pest. I enjoyed heading over to a local skeet-shooting facility to take aim at the clay pigeons. But I always had to stop and reload. Stop and reload. It takes time. Perhaps at Sandy Hook Elementary School that time would have saved some of the lives lost. We’ll never know.

At some level, I can still understand the national affection for guns, but we must recognize that this industry has brought our nation tremendous misery and has transformed our safest areas into war zones. In this report,

THE WAY YOU INVEST MATTERS®

we spend some time discussing our policy to avoid investments in lethal weapons and the role of investors in addressing gun violence in our society.

I find some evidence that the nation is swinging towards a more pragmatic approach to achieving personal liberty and happiness. Recent polls tell us that the right to marry, an issue that arguably cost John Kerry the White House in 2004, is rapidly becoming a non-issue. Over the course of the past six months we saw several states modify laws to allow for same-sex marriage and other states vote to de-criminalize marijuana. And now, we can add gun control to this list of previously unmentionable issues. While it is too early to say that there is a shift towards a more peaceful, live-and-let-live attitude amongst Americans, these signs seem to indicate that this may be so.

Meanwhile, these events are taking place during a near-universal improvement in world stock markets. Corporate profits have continued to rise, and historically stock prices have generally followed that trend. There is always the potential for an illogical relationship between markets and corporate outlooks for a time, but in the past they have eventually come together. Adding to the argument that stocks are still fairly priced is the fact that interest rates are so very low. Such low capital costs encourage companies to borrow, grow and stimulate the economy.

We thank you for your continued investment with us and for your support for socially responsible investing.

Very truly yours,

Amy Domini

amy@domini.com

THE WAY YOU INVEST MATTERS®

DOMINI NEWS

Taking a Stand against Bribery and Corruption

Since 1977, the U.S. Foreign Corrupt Practices Act (FCPA) has placed the United States at the forefront of the fight against bribery and corruption around the world. When we learned that the U.S. Chamber of Commerce, a powerful business lobbying group, had issued proposals that could undermine the effectiveness of the Act, we decided our voices needed to be heard. In May, we met with senior officials at the Securities and Exchange Commission and the Department of Justice, the two agencies with joint authority over the FCPA, to share our views. We then submitted an investor statement in mid-August on behalf of more than fifty institutional investors managing more than $3 trillion, expressing our support for the FCPA and explaining why strong enforcement is in the best long-term interests of investors, corporations, and society.

Unique Perspectives from Domini’s Thought Leaders

Domini leaders continue to advocate for responsible investing and related issues. Their speeches, articles, testimony, and interviews are featured on the Domini Views page at www.domini.com.

•

In Looking Forward – Relevance Achieved, an article which originally appeared in the Fall 2012 issue of GreenMoney Journal, Amy Domini gives an insightful look into the past, present, and future of the socially responsible investing movement. By examining the progress made over the past 15 years in gaining acceptance into the mainstream investing community and the impact made on the field of corporate social responsibility reporting, Amy builds a case for a future in which socially responsible investing is one of the most effective tools for building a better world.

•

Let’s Stop Investing Our Retirement Funds in Lethal Weapons: Domini’s Managing Director and General Counsel, Adam Kanzer, recently published an op-ed on Reuters calling for divestment of stocks in gun manufacturers from retirement portfolios. He explains that money managers have both a moral responsibility and a legal obligation to act in the best interests of their investors, and that pure profit-seeking without regard for real-world impacts violates these responsibilities. With the tragic Newtown elementary school shooting prompting a long-overdue debate about the role of investment in society, Adam urges investors to unite against gun violence and demand an approach to investment that is appropriate for children. Read more about Domini’s policies regarding lethal weapons at page 6 of this report.

THE WAY YOU INVEST MATTERS®

DOMINI ACTIVISM

Domini Addresses Global Deforestation and Climate Change

It is estimated that deforestation is responsible for 15% of global greenhouse gas emissions. Before we can begin to address this problem, we need quality information. Lowes, the nation’s second largest home improvement center, adopted a comprehensive wood purchasing policy in 2000 to reduce its impact on forests. During the fourth quarter, in response to engagement by Domini, the company published a report providing valuable data on its efforts to purchase sustainably harvested wood. We commend the company for this commitment to transparency and for its continuing work to reduce its impact on threatened forests.

Since 2008, we have also been engaged in dialogue with R.R. Donnelley, a global printing company, about the impact on forests of its global paper purchases. This year, we chose not to submit a shareholder proposal in recognition of several important steps the company has taken to address its exposure to illegal deforestation.

PNC Financial Services adopted a policy in 2010 prohibiting direct financing of mountaintop removal (MTR) coal mining, a destructive practice with severe environmental and health impacts. In response to an email from a concerned Domini Funds shareholder, we decided to dig deeper into the bank’s involvement in MTR. We found that PNC has not been directly financing MTR, but like many mainstream banks, it has continued to service coal mining clients, including some of the largest MTR practitioners. In response, we joined other investors in filing a proposal asking the bank to address the greenhouse gas emissions generated by its financing activities.

2013 SHAREHOLDER PROPOSALS
Each year, Domini files shareholder proposals to appear in corporate annual proxy statements as a tool for change. These proposals, which come to a vote at corporate annual meetings, ask companies to address a broad range of social and environmental issues.

AT&T, JPMorgan Chase, & Verizon Communications	Corporate Political Accountability
Mondelez International (formerly, Kraft)	Sustainable Forestry
PNC Financial Services Group	Climate Change Risks
U.S. Bancorp	Community Impacts of Payday Lending

Visit www.domini.com for more information about our shareholder activism and public policy work, and read our quarterly Social Impact Updates.

The holdings discussed above can be found in the portfolios of the Domini Funds, included herein. The composition of the Funds’ portfolios is subject to change.

THE WAY YOU INVEST MATTERS®

AVOIDING INVESTMENTS IN LETHAL WEAPONS

Since 1968, nearly 1.4 million Americans have died from civilian gunfire. This exceeds American casualties in all wars from the Revolution through the wars in Iraq and Afghanistan. Every year, more than 8,000 Americans are killed by guns, with young African-American and Hispanic men bearing the brunt of the carnage.

The horrific shooting at the Sandy Hook Elementary School in Newtown Connecticut has galvanized the country and put gun control back on the national agenda. Almost immediately, the media began to connect the dots. Who made the semiautomatic rifle used in the shootings? Who financed it?

In this report, we examine the gun industry and Domini’s longstanding policies to avoid investment in the manufacturers of weapons for both the civilian and military markets.

The U.S. Firearms Industry and the Divestment Debate

The civilian gun industry in the United States is relatively small, with gun and ammunition sales in the $4-5 billion range annually (by contrast, this was less than half of Apple’s profits in the last thirteen weeks of 2012). The field is dominated by privately owned companies, and most recently by Freedom Group, which, under the ownership of Cerberus Capital Management, a private equity firm, has acquired a range of independent gun makers. Bushmaster, one company in the Freedom Group family, manufactured the guns used at Sandy Hook and in the 2002 Beltway sniper shootings. Bushmaster was one of the first companies to sell military-style weapons to the general public, a type of gun that now dominates the market. Only a handful of publicly traded companies in the United States manufacture guns, including Smith & Wesson and Sturm, Ruger. A few ammunition makers, including Olin, are also publicly traded. These three small-capitalization stocks are represented in the Russell 2000 and 3000 indices — widely used broad market benchmarks. Therefore, without regular review of their fund portfolio holdings, many index fund shareholders are likely unaware that they hold these companies indirectly in their investment accounts.

Shortly after the Newtown shootings, it was revealed that a variety of public pension funds — including those managed on behalf of teachers — had invested millions with Cerberus. Under pressure from the California State Teachers Retirement System, Cerberus announced it would sell Freedom Group. A series of announcements of investment reviews and divestment policies followed.

Although a large pension fund could presumably sell off these investments without impacting financial performance, the traditional objections were

THE WAY YOU INVEST MATTERS®

raised, including the belief that money managers have a duty to ‘maximize returns.’ The editorial board of Pensions & Investments echoed the same message, warning pension fund trustees not to be ‘distracted’ by such social issues. Even conservative columnist George F. Will joined the fray, touting the recent run-up in the stock prices of gun makers.

Why did the proposed divestment of a handful of stocks generate such opposition? Milton Friedman once called the concept of social responsibility “a fundamentally subversive doctrine.” The notion that professional money managers should consider how their decisions impact society threatens the pure pursuit of profit. The debate over gun stocks has made it abundantly clear that ‘maximize returns’ means ‘at any cost.’ At its core, socially responsible investing is not merely an investment strategy, it is a direct attack on that idea.

Domini’s Policy on Weapons

Domini’s Global Investment Standards establish two long-term goals: universal human dignity and ecological sustainability. Each and every company we review is evaluated, within the context of its core business model, against these objectives. Certain industries, including military weapons manufacturers and firearms manufacturers, are “fundamentally misaligned” with these goals. In other words, their core business model is antithetical to the type of broad-based wealth creation we are seeking to build through our investments. They are therefore ineligible for our portfolios, no matter how much they give to charity, or how exemplary their environmental records may be.

Many of our shareholders may be pacifists, or opposed to hunting. Their investment in our funds may be seen as a reflection of these personal commitments. Other Domini shareholders may be hunters or sharpshooters. Their avoidance of gun-makers through their investment in our funds may be seen as a recognition that the stock market is not a safe mechanism to finance the makers of such inherently dangerous products.

As responsible investors, we seek to understand the drivers of each industry and its impact on our society. We differentiate ourselves from others by making judgments about these industries based on that analysis. Some industries, we believe, are inherently damaging, due to the intersection between a particularly dangerous product and the extraordinary pressures to maximize profits and increase market share. These pressures are exponentially heightened for publicly traded companies. The recent history of the civilian firearms industry is a case in point.

The Militarization of the Gun Industry

The AR-15, the type of gun used in the Newtown shootings, has become the most popular rifle in America. It is derived from the M-16 — the

THE WAY YOU INVEST MATTERS®

standard ‘black rifle’ American soldiers carried in the Vietnam War. By the 1980s, in the face of declining military orders, the industry needed to find — or develop — new civilian markets. Other obstacles to growth included a declining interest in hunting, urbanization, the rise of video games (as opposed to outdoor activities), and an aging population of gun owners. The industry’s ultimate challenge is to expand a market where an estimated 70-80 million Americans already collectively own 300 million firearms. In addition, according to the oldest consistent survey on the subject, the household gun ownership rate has fallen steadily over the past forty years, with the sharpest decline among younger Americans. One informed industry assessment cited by the Violence Policy Center, a gun control group, summed up the plight of gun retailers: “If you’re heavily dependent on hunting, you are hurting.”

By 2010, eleven of the top fifteen gun makers, including Smith & Wesson and Sturm, Ruger, manufactured semiautomatic weapons. The industry’s latest strategy focuses on semiautomatic handguns.

Behind these new growth strategies stands the ready availability of investor capital, and investor demands for expanding markets, without limit. The New York Times reports that industry strategies to increase their markets now include,

“giving firearms, ammunition and cash to youth groups; weakening state restrictions on hunting by young children; marketing an affordable military-style rifle for ‘junior shooters’ and sponsoring semiautomatic-handgun competitions for youths; and developing a target-shooting video game that promotes brand-name weapons, with links to the Web sites of their makers.”

The editor of Junior Shooters magazine noted that if the industry is to survive, gun enthusiasts must embrace all youth shooting activities, including ones “using semiautomatic firearms with magazines holding 30-100 rounds.”

This is your return on investment — children toting semiautomatic weapons.

GUN VIOLENCE IN THE UNITED STATES

•  Between 1979 and 2009, 116,385 children and teens were killed by guns, nearly three times the number of U.S. military personnel killed in Vietnam and more than 23 times the number of U.S. military personnel killed in Iraq and Afghanistan combined.*

•  In 2008 and 2009, 5,740 children and teens were killed by guns — nearly one every three hours. During that period, there were nearly twice as many preschoolers killed by guns than there were law enforcement officers killed in the line of duty.*

THE WAY YOU INVEST MATTERS®

• Among Black teens aged 15 to 19, gun homicide is the leading cause of death. Black males between the ages of 15 to 19 are eight times more likely to be victims of gun homicides than their White peers.*

• Americans are estimated to own between 35 and 50% of all civilian-owned guns in the world and purchase roughly half of the eight million guns manufactured annually around the world. Americans represent less than 5% of the global population.*

• In 2009, the United States firearm homicide rate per 100,000 people was 3.35 with 10,300 deaths. By contrast, Canada had a gun homicide rate of 0.51 (173 deaths), and England and Wales had a combined rate of 0.08 (41 deaths).†

Sources: * Children’s Defense Fund, Protect Children, Not Guns, 2012.

† United Nations Office on Drugs and Crime, www.unodc.org.

MILITARY WEAPONS

In 1961, in his farewell address to the nation after two terms as President and service as Supreme Commander of the Allied Forces in Europe during World War II, Dwight Eisenhower issued a dire warning about the growth of what he called “the military-industrial complex,” the “conjunction of an immense military establishment and a large arms industry.” Until World War II, there had been no armaments industry in the United States. Eisenhower warned:

“In the councils of government, we must guard against the acquisition of unwarranted influence, whether sought or unsought, by the military-industrial complex. The potential for the disastrous rise of misplaced power exists and will persist.”

Domini has a long-standing policy to avoid investment in military weapons manufacturers. We believe that national defense is too important to be tied to publicly traded companies with no allegiance except to their shareholders and next quarter’s returns. Our policy also reflects our deep concerns about the confluence of profit-seeking and war-making. One consequence of a permanent for-profit armaments industry is reflected in the firearms industry’s deft transition from manufacturing guns for military use to military guns for civilian use. In many cases, the cachet of a gun’s use by the military has been used to entice buyers in the more lucrative civilian market.

We believe the growth of the military weapons industry upsets the critical balance between the private and public economy that is necessary for the maintenance of a free society. A large and permanent military arms industry threatens ultimate societal aims, including disarmament, a goal that Eisenhower defined as a “continuing imperative.”

THE WAY YOU INVEST MATTERS®

We are also concerned about the production of certain weapons, including landmines, cluster bombs and nuclear weapons that violate international humanitarian law due to the high risk of civilian casualties. Domini’s policy on nuclear power is partially based on concerns about the proliferation of nuclear weapons, because the technologies involved in the enrichment of uranium for nuclear power plants are essentially identical to those involved in the enrichment of uranium for nuclear weapons. The Domini Funds exclude U.S. Treasuries because a significant portion of funds raised by the sale of treasuries is used to finance our military and the maintenance of our nuclear weapons arsenal.

*  *  *

If capitalism is the best system in the world for distributing products and services as cheaply, broadly and efficiently as possible, then what can be said of using these markets to distribute handguns or nuclear weapons?

Many investors exclude problematic industries because they believe it is immoral to profit from them, or because they wish to achieve consistency with their own personal choices and values. Others may believe that the activities of these industries carry unacceptably high risks that render them unsuitable for their portfolios. Regardless of personal motivation, we believe that it is important for investors to take full responsibility for all implications of their investment decisions — financial, social and ecological — and that by doing so, they can have a tremendous impact on other investors, on the companies they hold, and on our society.

Smith & Wesson, Sturm, Ruger and Olin are not currently approved for, or held by, any of the Domini Funds. The composition of the Funds’ portfolios is subject to change.

An investment in the Domini Social Equity Fund and the Domini International Social Equity Fund is subject to market risks such as sector concentration and style risk. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The Domini Social Bond Fund is not insured and is subject to market risks, including interest rate and credit risks. During periods of rising interest rates, bond funds can lose value.

The preceding should not be deemed an offer to sell or a solicitation of an offer to buy the stock or bonds of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

This material must be preceded or accompanied by a current prospectus. DSIL Investment Services LLC, Distributor. 03/13

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DOMINI SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar chart below provide information as of January 31, 2013, about the ten largest holdings of the Domini Social Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Apple Inc	4.6%	Devon Energy Corporation	2.9%
Microsoft Corp	3.7%	Verizon Communications Inc	2.8%
3M Co	3.4%	Kroger Co	2.6%
Oracle Corp	3.4%	Celgene Corp	2.5%
Apache Corp	3.0%	Intel Corp	2.2%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments (as of 1/31/13), included herein. The Fund’s portfolio composition is subject to change.

DOMINI SOCIAL EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[1]	Class A shares (without Sales Charge)[1]	Institutional shares[2]	Class R shares[3]	S&P 500
As of 1/31/13	1 Year	9.19%	4.09%	9.28%	9.69%	9.62%	16.78%
	5 Year	4.00%	3.00%	4.00%	4.00%	4.36%	3.97%
	10 Year	6.43%	5.92%	6.43%	6.43%	6.76%	7.92%
	Since Inception (6/3/91)	7.73%	7.49%	7.73%	7.73%	7.88%	8.60%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.26% (Investor shares), 2.09% (A shares), 0.83% (Institutional shares), and 0.91% (R shares) of net assets representing each share class, respectively. Until 11/30/13, the Fund’s Manager has contractually agreed to limit certain ordinary expenses to 1.25% (Investor shares), 1.18% (A shares), 0.80% (Institutional shares) and 0.90% (R shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total return would have been lower without this limit.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

1Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but does, where noted, reflect an adjustment for the maximum applicable sales charge of 4.75%.

2Institutional shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

3Reflects the performance of the Investor shares for periods prior to the offering of Class R shares, which commenced November 28, 2003. This performance has not been adjusted to take into account the lower expenses applicable to Class R shares.

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2013 (Unaudited)

SECURITY	SHARES	VALUE
Common Stocks – 99.3%
Consumer Discretionary – 11.6%
Amazon.com Inc (a)	11,400	$3,026,700
AutoZone Inc (a)	29,800	11,017,060
Best Buy Co Inc	866	14,081
Chipotle Mexican Grill Inc (a)	35	10,745
Coach Inc	70,233	3,581,883
DIRECTV (a)	260,400	13,316,856
Expedia Inc	36,400	2,375,100
Gannett Co Inc	104,200	2,045,446
Gap Inc / The	293,845	9,602,855
Home Depot Inc / The	218	14,589
JC Penney Co Inc	596	12,117
Johnson Controls Inc	283	8,798
Lowe’s Cos Inc	364	13,901
Ltd Brands Inc	219	10,516
Macy’s Inc	48,700	1,924,137
Marriott International Inc / DE Cl A	230,900	9,231,382
McDonald’s Corp	101	9,624
NIKE Inc Cl B	188	10,161
O’Reilly Automotive Inc (a)	48,700	4,512,055
Ross Stores Inc	199,700	11,922,090
Scholastic Corp	316	9,373
Scripps Networks Interactive Inc Cl A	33,200	2,050,764
Staples Inc	666	8,978
Starbucks Corp	207	11,617
TJX Cos Inc	373,000	16,852,140
Target Corp	181	10,934
Tiffany & Co	152	9,994
Walt Disney Co / The	242	13,039

		91,626,935

Consumer Staples – 11.0%
Avon Products Inc	374	6,351
Bunge Ltd	148	11,790
Coca-Cola Co / The	138,992	5,176,062
Coca-Cola Enterprises Inc	58,000	2,022,460
Costco Wholesale Corp	120	12,281
Dean Foods Co (a)	644,500	11,800,795
Energizer Holdings Inc	155,200	13,503,952
HJ Heinz Co	81,300	4,929,219
Herbalife Ltd	74,200	2,694,944
Hershey Co / The	143	11,361

SECURITY	SHARES	VALUE
Consumer Staples (Continued)
Hillshire Brands Co	257,900	$7,989,742
Kimberly-Clark Corp	141	12,621
Kraft Foods Group Inc	223	10,307
Kroger Co / The	751,930	20,828,461
Mondelez International Inc Cl A	265	7,364
Monster Beverage Corp (a)	140,400	6,725,160
PepsiCo Inc	161	11,729
Procter & Gamble Co / The	28,155	2,116,130
Saputo Inc	177,300	8,804,205
Whole Foods Market Inc	124	11,935

		86,686,869

Energy – 9.4%
Anadarko Petroleum Corp	115	9,202
Apache Corp	278,791	23,351,534
Cie Generale de Geophysique – Veritas ADR (a)	73,300	2,127,899
Devon Energy Corp	397,035	22,706,432
EQT Corp	32,500	1,930,825
Energen Corp	187	9,002
Ensco PLC Cl A	138,000	8,772,660
National Oilwell Varco Inc	120	8,897
Pioneer Natural Resources Co	88	10,344
Southwestern Energy Co (a)	371,287	12,735,144
Talisman Energy Inc	220,200	2,756,904

		74,418,843

Financials – 15.0%
American Capital Agency Corp	477,100	15,090,673
American Capital Ltd (a)	157,300	2,101,528
American Express Co	191	11,233
Annaly Capital Management Inc	1,022,600	15,206,062
CNA Financial Corp	66,700	2,077,705

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

SECURITY	SHARES	VALUE
Financials (Continued)
Canadian Imperial Bank of Commerce	23,300	$1,940,792
Capital One Financial Corp	31,600	1,779,712
Discover Financial Services	429,300	16,480,827
Fifth Third Bancorp	980,500	15,972,345
Hartford Financial Services Group Inc	81,900	2,031,120
JPMorgan Chase & Co	314,937	14,817,786
Kimco Realty Corp	258,300	5,364,891
NYSE Euronext	343	11,858
ORIX Corp – ADR	169,800	9,337,302
PNC Financial Services Group Inc	190	11,742
Prudential Financial Inc	76,700	4,439,396
SunTrust Banks Inc	325,900	9,245,783
Torchmark Corp	36,700	2,044,557
US Bancorp	346	11,453

		117,976,765

Health Care – 12.6%
Actavis Inc (a)	100,600	8,690,834
AmerisourceBergen Corp	154,400	7,005,128
Amgen Inc	194,858	16,652,565
Becton Dickinson and Co	128	10,757
Biogen Idec Inc (a)	77,000	12,018,160
Celgene Corp (a)	200,600	19,851,376
Eli Lilly & Co	54,600	2,931,474
McKesson Corp	161,000	16,942,030
Mylan Inc / PA (a)	286,900	8,110,663
St Jude Medical Inc	180,700	7,354,490

		99,567,477

Industrials – 8.4%
3M Co	267,715	26,918,743
Cummins Inc	83	9,531
Dun & Bradstreet Corp / The	90,400	7,371,216
Equifax Inc	221,900	13,025,530
Herman Miller Inc	422	10,423
Ingersoll-Rand PLC	40,000	2,055,600
Interface Inc	692	11,612
JetBlue Airways Corp (a)	1,688	9,807
RR Donnelley & Sons Co	147,429	1,356,347

SECURITY	SHARES	VALUE
Industrials (Continued)
Southwest Airlines Co	1,385,854	$15,535,423
United Parcel Service Inc Cl B	131	10,387

		66,314,619

Information Technology – 20.3%
Advanced Micro Devices Inc (a)	3,150	8,190
Apple Inc	80,390	36,602,371
Applied Materials Inc	762	9,837
BMC Software Inc (a)	48,700	2,023,485
Cisco Systems Inc	487,704	10,032,071
Dell Inc	560	7,414
EMC Corp / MA (a)	373	9,180
First Solar Inc (a)	358	10,088
Google Inc Cl A (a)	8,516	6,435,456
Hewlett-Packard Co	840	13,868
Intel Corp	834,441	17,556,639
International Business Machines Corp	9,952	2,020,953
Mastercard Inc Cl A	26,800	13,893,120
Microsoft Corp	1,070,539	29,407,706
Motorola Solutions Inc	201	11,736
Oracle Corp	752,100	26,707,071
Power Integrations Inc	260	9,724
SunPower Corp (a)	1,124	8,756
Symantec Corp (a)	320,000	6,966,400
Texas Instruments Inc	300	9,924
VeriSign Inc (a)	51,200	2,222,592
Xerox Corp	1,209	9,684
Yahoo! Inc (a)	318,849	6,259,006

		160,235,271

Materials – 2.4%
International Paper Co	302	12,509
MeadWestvaco Corp	329	10,314
Nucor Corp	230	10,582
PPG Industries Inc	25,900	3,570,833
Sherwin-Williams Co / The	52,300	8,479,922

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

SECURITY	SHARES	VALUE
Materials (Continued)
Silver Wheaton Corp	127,500	$4,443,375
Valspar Corp	37,300	2,472,244

		18,999,779

Telecommunication Services – 5.6%
AT&T Inc	117,335	4,082,085
Rogers Communications Inc Cl B	42,900	1,994,421
SK Telecom Co Ltd ADR	131,100	2,222,145
TELUS Corp	167,800	11,289,584
Telecom Corp of New Zealand Ltd ADR	254,900	2,581,627
Verizon Communications Inc	501,563	21,873,162

		44,043,024

SECURITY	SHARES	VALUE
Utilities – 3.0%
Integrys Energy Group Inc	185	$10,118
NV Energy Inc	706,100	13,366,473
National Grid PLC ADR	179,700	9,869,124

		23,245,715

Total Common Stocks – 99.3% (Cost $645,372,139) (b)		783,115,297

Other Assets, less liabilities – 0.7%		5,634,277

Net Assets –100.0%		$788,749,574

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $646,880,978. The aggregate gross unrealized appreciation is $142,923,959 and the aggregate gross unrealized depreciation is $6,689,640, resulting in net unrealized appreciation of $136,234,319.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2013, about the ten largest holdings of the Domini International Social Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Associated British Foods PLC	2.1%	Central Japan Railway Co	1.7%
CSL Ltd	1.9%	Fujifilm Holdings Corp	1.7%
Deutsche Post AG-REG	1.8%	Sanofi	1.7%
Koninklijke Philips Electron	1.8%	Next PLC	1.7%
Suedzucker AG	1.7%	TGS-NOPEC Geophysical Co ASA	1.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

* Other countries include Finland (0.9%), New Zealand (0.9%), Denmark (0.6%), Indonesia (0.6%), Ireland (0.5%), Singapore (0.3%), and Taiwan (0.1%).

The holdings mentioned above are described in the Fund’s Portfolio of Investments (as of 1/31/13), included herein. The Fund’s portfolio composition is subject to change.

DOMINI INTERNATIONAL SOCIAL EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[1]	Class A shares (without Sales Charge)[1]	Institutional shares[2]	MSCI EAFE
As of 1/31/13	1 Year	21.59%	15.88%	21.65%	21.59%	17.83%
	5 Year	-1.41%	-2.36%	-1.41%	-1.41%	-0.30%
	Since Inception (12/27/06)	-2.32%	-3.09%	-2.32%	-2.32%	0.14%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.74% (Investor shares), 2.33% (A shares), and 1.27% (Institutional shares) of net assets representing each share class, respectively. Until 11/30/13, the Fund’s Manager has contractually agreed to limit certain ordinary expenses to 1.60% (Investor shares), 1.57% (A shares), and 1.27% (Institutional shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total return would have been lower without this limit.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini International Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money.

The MSCI EAFE Index is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI EAFE.

1Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but does, where noted, reflect an adjustment for the maximum applicable sales charges of 4.75%.

2Institutional shares were not offered prior to November 30, 2012. All performance information for time periods beginning prior to November 30, 2012 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2013 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stock – 96.5%
Australia – 5.8%
AWE Ltd (a)	Energy	400,901	$533,154
CSL Ltd	Pharma, Biotech & Life Sciences	55,839	3,199,863
Dexus Property Group	Real Estate	703,052	766,318
GPT Group	Real Estate	348,237	1,376,636
Insurance Australia Group Ltd	Insurance	254,657	1,333,412
National Australia Bank Ltd	Banks	5,931	169,258
Suncorp Group Ltd	Insurance	156,348	1,728,635
Westpac Banking Corp	Banks	19,833	580,058

			9,687,334

Brazil – 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	Utilities	44,400	1,976,244
Natura Cosmeticos SA	Household & Personal Products	23,200	626,302

			2,602,546

China – 1.3%
Beijing Capital International Airport Co Ltd Cl H	Transportation	934,000	780,391
Byd Co Ltd Cl H (a)	Automobiles & Components	3,000	10,154
China Overseas Land & Investment Ltd	Real Estate	314,000	975,746
Shimao Property Holdings Ltd	Real Estate	210,000	464,651

			2,230,942

Denmark – 0.6%
Pandora A/S	Consumer Durables & Apparel	43,355	1,072,704

			1,072,704

Finland – 0.9%
Metso OYJ	Capital Goods	28,250	1,264,285
Nokia OYJ	Technology Hardware & Equipment	65,373	255,741

			1,520,026

France – 11.8%
AXA SA	Insurance	102,835	1,903,982
BNP Paribas SA	Banks	24,797	1,555,402
Cie Generale de Geophysique – Veritas (a)	Energy	20,620	598,837
Cie Generale des Etablissements Michelin	Automobiles & Components	13,204	1,228,270
Ciments Francais SA	Materials	3,925	238,312
CNP Assurances	Insurance	43,886	725,870
Credit Agricole SA (a)	Banks	150,509	1,487,310
Etablissements Maurel et Prom	Energy	90,103	1,664,581
Lafarge SA	Materials	36,337	2,221,051
Sanofi	Pharma, Biotech & Life Sciences	29,004	2,829,128
SCOR SE	Insurance	35,513	1,021,953
Societe Generale SA (a)	Banks	37,488	1,693,238

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France (Continued)
Vivendi SA	Telecommunication Services	122,355	$2,622,475

			19,790,409

Germany – 9.7%
Continental AG	Automobiles & Components	23,301	2,734,306
Deutsche Lufthansa AG	Transportation	81,711	1,622,124
Deutsche Post AG	Transportation	131,940	3,097,452
Generali Deutschland Holding AG	Insurance	2,793	308,757
Hannover Rueckversicherung AG	Insurance	13,467	1,086,934
Merck KGaA	Pharma, Biotech & Life Science	16,483	2,292,217
Muenchener Rueckversicherungs AG	Insurance	12,236	2,248,047
Suedzucker AG	Food & Beverage	66,916	2,863,016

			16,252,853

Hong Kong – 4.1%
Great Eagle Holdings Ltd	Real Estate	73,019	283,395
Hongkong Land Holdings Ltd	Real Estate	150,000	1,174,500
Hysan Development Co Ltd	Real Estate	58,000	292,786
Link REIT/The	Real Estate	102,110	529,279
New World Development Co Ltd	Real Estate	537,170	990,462
Swire Pacific Ltd Cl A	Real Estate	53,000	681,336
Wharf Holdings Ltd	Real Estate	148,000	1,306,247
Wheelock & Co Ltd	Real Estate	286,471	1,612,334

			6,870,339

Indonesia – 0.6%
Telekomunikasi Indonesia Persero Tbk PT	Telecommunication Services	1,086,000	1,081,540

			1,081,540

Ireland – 0.5%
Irish Bank Resolution Corp Ltd/Old (a) (c)	Banks	138,674	0
Smurfit Kappa Group PLC	Materials	60,293	836,831

			836,831

Italy – 2.1%
Atlantia SpA	Transportation	54,149	1,001,830
Parmalat SpA	Food & Beverage	981,937	2,461,830

			3,463,660

Japan – 17.4%
Aeon Co Ltd	Food & Staples Retailing	41,449	471,445
Amada Co Ltd	Capital Goods	23,000	144,160
Aoyama Trading Co Ltd	Retailing	44,786	878,446
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	37,684	1,922,190

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Central Japan Railway Co	Transportation	32,500	$2,849,003
Dai Nippon Printing Co Ltd	Commercial & Professional Services	334,000	2,704,646
Daicel Corp	Materials	109,000	763,215
Daiwa House Industry Co Ltd	Real Estate	54,000	993,491
Elpida Memory Inc (a) (c)	Semiconductors & Semiconductor Equipment	126,200	0
Fast Retailing Co Ltd	Retailing	48	12,665
FUJIFILM Holdings Corp	Technology Hardware & Equipment	141,723	2,829,491
Honda Motor Co Ltd	Automobiles & Components	260	9,986
Konica Minolta Holdings Inc	Technology Hardware & Equipment	151,000	1,202,904
Mitsui Fudosan Co Ltd	Real Estate	17,000	389,141
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	235,000	1,133,027
Nippon Meat Packers Inc	Food & Beverage	94,000	1,274,140
Nitto Denko Corp	Materials	38,500	2,176,857
Nomura Holdings Inc	Diversified Financials	231,100	1,332,003
NTN Corp	Capital Goods	5,300	15,274
ORIX Corp	Diversified Financials	9,993	1,069,818
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	76,400	2,467,973
Seino Holdings Co Ltd	Transportation	103,693	707,876
Shionogi & Co Ltd	Pharma, Biotech & Life Sciences	36,800	658,900
Sony Corp	Consumer Durables & Apparel	52,600	785,023
Toppan Printing Co Ltd	Commercial & Professional Services	389,451	2,419,666
Toray Industries Inc	Materials	1,394	8,065

			29,219,405

Netherlands – 4.3%
Aegon NV	Insurance	152,385	1,019,343
ASML Holding NV	Semiconductors & Semiconductor Equipment	2,815	211,306
Koninklijke Ahold NV	Food & Staples Retailing	178,287	2,618,512
Koninklijke KPN NV	Telecommunication Services	52,444	295,143
Koninklijke Philips Electronics NV	Capital Goods	96,763	3,022,271

			7,166,575

New Zealand – 0.9%
Telecom Corp of New Zealand Ltd	Telecommunication Services	704,306	1,435,270

			1,435,270

Norway – 2.2%
Fred Olsen Energy ASA	Energy	19,918	949,611
TGS Nopec Geophysical Co ASA	Energy	74,279	2,767,934

			3,717,545

Singapore – 0.3%
Singapore Airlines Ltd	Transportation	63,000	559,864

			559,864

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
South Africa – 1.7%
FirstRand Ltd	Diversified Financials	329,228	$1,188,562
MTN Group Ltd	Telecommunication Services	81,051	1,588,692
Sanlam Ltd	Insurance	2,531	12,903

			2,790,157

South Korea – 1.4%
KT Corp	Telecommunication Services	17,890	601,303
SK Innovation Co Ltd	Energy	8,520	1,341,855
SK Telecom Co Ltd	Telecommunication Services	2,874	442,083

			2,385,241

Spain – 2.4%
Abertis Infraestructuras SA	Transportation	22,640	387,832
Banco Popular Espanol SA	Banks	168,360	151,745
Banco Santander SA	Banks	44,567	373,800
Banco Santander SA Rights (a) (c)	Banks	30,627	6,265
Ferrovial SA	Capital Goods	166,747	2,671,969
Sacyr Vallehermoso SA (a)	Capital Goods	157,653	361,657

			3,953,268

Sweden – 4.2%
Atlas Copco AB Cl A	Capital Goods	440	12,537
Hennes & Mauritz AB Cl B	Retailing	277	10,195
Nordea Bank AB	Banks	74,316	819,297
Skandinaviska Enskilda Banken AB Cl A	Banks	116,510	1,167,279
SKF AB Cl B	Capital Goods	385	9,548
Svenska Cellulosa AB Cl B	Household & Personal Products	29,179	707,108
Swedbank AB Cl A	Banks	73,745	1,738,422
Telefonaktiebolaget LM Ericsson	Technology Hardware & Equipment	228,177	2,653,595

			7,117,981

Switzerland – 4.0%
Cie Financiere Richemont SA Cl A	Consumer Durables & Apparel	14,101	1,159,209
Novartis AG	Pharma, Biotech & Life Sciences	34,772	2,367,780
Swiss Life Holding AG	Insurance	9,507	1,428,399
Swiss Re AG	Insurance	24,323	1,809,866

			6,765,254

Taiwan – 0.1%
Asustek Computer Inc	Technology Hardware & Equipment	20,000	228,947

			228,947

Turkey – 1.5%
Turkiye Halk Bankasi AS	Banks	123,300	1,219,612
Turkiye Is Bankasi	Banks	341,125	1,260,481

			2,480,093

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom – 17.1%
Antofagasta PLC	Materials	103,471	$1,873,429
Associated British Foods PLC	Food & Beverage	127,654	3,539,782
Berendsen PLC	Commercial & Professional Services	65,971	638,021
British Land Co PLC	Real Estate	16,715	148,934
Cairn Energy PLC (a)	Energy	39,706	180,672
Hammerson PLC	Real Estate	170,946	1,316,374
InterContinental Hotels Group PLC	Consumer Services	69,413	2,042,543
J Sainsbury PLC	Food & Staples Retailing	144,559	757,935
Johnson Matthey PLC	Materials	70,977	2,548,814
Land Securities Group PLC	Real Estate	82,257	1,047,227
Marks & Spencer Group PLC	Retailing	1,781	10,722
Mondi PLC	Materials	186,020	2,203,092
Next PLC	Retailing	43,822	2,819,399
Old Mutual PLC	Insurance	224,674	667,536
Persimmon PLC	Consumer Durables & Apparel	180,380	2,409,410
Rexam PLC	Materials	51,314	381,155
Sage Group PLC/The	Software & Services	81,414	416,534
Standard Chartered PLC	Banks	5,946	158,139
Taylor Wimpey PLC	Consumer Durables & Apparel	2,246,231	2,533,855
Vodafone Group PLC	Telecommunication Services	535,406	1,460,887
Wolseley PLC	Capital Goods	30,878	1,441,740

			28,596,200

Total Common Stock (Cost $137,680,840) (b)			161,824,984

Preferred Stock – 2.1%
Brazil – 0.5%
AES Tiete SA	Utilities	79,600	830,334

			830,334

Germany – 1.6%
Henkel AG & Co KGaA	Household & Personal Products	21,455	1,893,868
ProSiebenSat.1 Media AG	Media	21,650	740,276

			2,634,144

United Kingdom – 0.0%
Rexam PLC Cl B (a) (c)	Materials	57,016	40,678

			40,678

Total Preferred Stock (Cost $2,356,667) (b)			3,505,156

Total Investments – 98.6% (Cost $140,037,507) (b)			165,330,140

Other Assets, less liabilities – 1.4%			2,352,656

Net Assets – 100.0%			$167,682,796

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $141,734,278. The aggregate gross unrealized appreciation is $28,969,271 and the aggregate gross unrealized depreciation is $5,373,409, resulting in net unrealized appreciation of $23,595,862.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2013, about the percentage of the Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

DOMINI SOCIAL BOND FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Institutional shares[1]	Barclays Capital Intermediate Aggregate Index
As of 1/31/13	1 Year	1.39%	1.69%	2.30%
	5 Year	4.39%	4.39%	4.93%
	10 Year	4.03%	4.03%	4.75%
	Since Inception (6/1/00)	5.18%	5.18%	5.89%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.28% (Investor shares) and 3.99% (Institutional shares) of net assets representing each share class, respectively. Until 11/30/13, the Fund’s Manager has contractually agreed to limit certain ordinary expenses to 0.95% (Investor shares) and 0.65% (Institutional shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total return would have been lower without this limit.

The Domini Social Bond Fund is not insured and is subject to market risks, interest rate risks, and credit risks. During periods of rising interest rates, bond funds can lose value. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates these securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Bond Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money.

The Barclays Capital Intermediate Aggregate Index (BCIA) is an unmanaged index of intermediate investment-grade fixed-income securities. Investors cannot invest directly in the BCIA.

1Institutional shares were not offered prior to November 30, 2011. All performance information for time periods beginning prior to November 30, 2011 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations – 40.1%
Freddie Mac:
0.875%, 3/7/2018	$2,980,000	$2,963,181
1.250%, 5/12/2017	23,900,000	24,345,710
1.750%, 9/10/2015	16,306,000	16,892,070
2.375%, 1/13/2022	2,990,000	3,078,970
2.875%, 2/9/2015 (d)	7,735,000	8,138,148
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	10,725	10,793

Total U.S. Government Agency Obligations (Cost $55,038,818)		55,428,872

U.S. Government Agency Mortgage Securities – 36.3%
Fannie Mae:
190370, 6.000%, 6/1/2036	567,971	621,558
357829, 6.000%, 6/1/2035	328,749	358,726
464501, 5.450%, 2/1/2025	970,443	1,090,713
471235, 3.120%, 5/1/2022	1,281,082	1,365,745
735500, 5.500%, 5/1/2035	678,400	740,498
745327, 6.000%, 3/1/2036	1,420,987	1,565,045
827943, 5.000%, 5/1/2035	139,987	151,905
874332, 6.030%, 2/1/2022	1,080,448	1,247,243
888344, 5.000%, 10/1/2035	1,023,917	1,106,922
889529, 6.000%, 3/1/2038	471,791	526,624
995082, 5.500%, 8/1/2037	430,964	470,952
AD0439, 6.000%, 7/1/2039	205,143	225,370
AE0115, 5.500%, 12/1/2035	2,211,114	2,429,867
AK4136, 2.500%, 8/1/2027	209,416	217,793
AI9132, 3.000%, 9/1/2027	89,242	93,969
AM0061, 3.100%, 7/1/2024	992,404	1,028,835
AM0463, 2.720%, 9/1/2022 (d)	497,456	513,341
AM1589, 2.420%, 12/1/2027	142,398	143,120
AP1220, 2.500%, 9/1/2027	390,428	405,069
AP1221, 2.500%, 10/1/2027	243,461	252,591
AP4725, 3.000%, 8/1/2027	2,197,662	2,320,937
AP7520, 3.000%, 9/1/2027	620,633	656,998
AP9592, 3.500%, 10/1/2032 (c)	480,940	512,500
AP9774, 2.500%, 10/1/2027	879,280	912,872
AR1215, 3.000%, 1/1/2028 (c)	146,645	154,275
FNR 2011 36 DB, 3.000%, 5/25/2026	1,385,000	1,473,384
FNR 2011-44 EB, 3.000%, 5/25/2026	825,000	878,383
FNR 2011-89 BT, 3.500%, 9/25/2026	500,000	526,923
FNR 2012-17 BC, 3.500%, 3/25/2027	368,000	393,491
Freddie Mac:
1B8740, 2.406%, VR, 9/1/2041	18,028	18,799
A12413, 5.000%, 8/1/2033	122,552	133,160
D99439, 3.500%, 6/1/2032 (c)	113,069	120,975
FHR 3768 CB, 3.500%, 12/15/2025	343,000	367,874
FHR 3800 CB, 3.500%, 2/15/2026	383,000	412,295
FHR 3806 L, 3.500%, 2/15/2026	847,000	907,997
FHR 3829 BE, 3.500%, 3/15/2026	526,000	566,846

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Mortgage Securities (Continued)
FHR 3950 YB, 3.000%, 11/15/2026	$592,000	$628,546
G01779, 5.000%, 4/1/2035	145,046	156,875
G01837, 5.000%, 7/1/2035	1,011,217	1,092,425
G02162, 5.500%, 5/1/2036	1,669,327	1,809,349
G02252, 5.500%, 7/1/2036	97,102	105,247
G02424, 5.500%, 12/1/2036	973,302	1,054,942
G03551, 6.000%, 11/1/2037	623,726	680,697
G04997, 5.000%, 1/1/2037	700,309	756,549
G05052, 5.000%, 10/1/2033	73,452	79,810
G06079, 6.000%, 7/1/2039	715,582	782,062
G30614, 3.500%, 12/1/2032 (c)	753,605	802,605
J18446, 3.000%, 3/1/2027	1,043,179	1,097,131
J19119, 2.500%, 5/1/2027	252,168	261,112
J19132, 3.000%, 5/1/2027	1,819,588	1,913,695
J20064, 2.500%, 8/1/2027	384,334	397,966
J20257, 3.000%, 8/1/2027	624,220	658,454
J20766, 2.500%, 10/1/2027	411,574	426,172
J21368, 3.000%, 11/1/2027	96,023	101,289
J22137, 2.500%, 2/1/2028	225,000	233,033
J1671, 3.000%, 10/1/2026	233,039	244,145
J20642, 2.500%, 10/1/2027	590,238	611,173
J20729, 2.500%, 10/1/2027	312,329	324,480
J20737, 2.500%, 10/1/2027	2,302,809	2,384,486
J20738, 2.500%, 10/1/2027	902,283	934,497
J20922, 2.500%, 10/1/2027	190,212	197,226
J2113, 2.500%, 11/1/2027	307,182	318,510
J21295, 2.500%, 12/1/2027	206,817	214,444
J21297, 2.500%, 11/1/2027	304,142	315,001
Z40004, 6.000%, 8/1/2036	148,307	161,668
Ginnie Mae CMO:
2003-78 C, 5.115%, VR, 2/16/2031	845,560	864,834
2006-9 B, 5.244%, VR, 3/16/2037	530,265	564,886
Government National Mortgage Association:
778065, 3.000%, 8/15/2027	465,543	495,585
799738, 3.000%, 10/15/2027	985,062	1,048,629
AA6933, 3.000%, 11/15/2027	78,283	83,335
AA8346, 3.000%, 11/15/2027	2,727,393	2,903,394
AB1392, 3.000%, 8/15/2027	136,834	145,664
AB2768, 3.000%, 8/15/2027	333,421	354,937

Total U.S. Government Agency Mortgage Securities (Cost $48,965,754)		50,118,448

Corporate Obligations – 18.5%
3M Company, 1.375%, 9/29/2016	1,000,000	1,018,862
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	700,000
American Express Credit, 2.375%, 3/24/2017	1,000,000	1,037,936
American Tower Corp., 3.500%, 1/31/2023	281,000	274,952
Analog Devices, 3.000%, 4/15/2016	333,000	353,354
AT&T Inc, 3.875%, 8/15/2021	400,000	435,267
AutoZone Inc., 3.700%, 4/15/2022	750,000	775,419

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Obligations (Continued)
Becton Dickinson, 3.250%, 11/12/2020	$500,000	$529,949
CC Holdings GS V LLC 144A, 3.849%, 4/15/2023 (e)	485,000	484,559
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	443,053
Comcast Corporation, 4.950%, 6/15/2016	600,000	673,493
Deere & Company, 2.600%, 6/8/2022	1,000,000	999,982
Digital Realty Trust LP, 5.875%, 2/1/2020	1,000,000	1,142,119
ENSCO Plc, 4.700%, 3/15/2021	1,364,000	1,533,988
FISERV INC, 4.750%, 6/15/2021	1,000,000	1,080,105
IBM Corp, 5.700%, 9/14/2017	700,000	840,209
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	875,297
Intel Corp, 1.950%, 10/1/2016	1,000,000	1,035,876
INTEL Corp, 2.700%, 12/15/2022	280,000	273,807
John Deere Capital Corporation, 1.250%, 12/2/2014	1,000,000	1,013,515
Juniper Networks Inc., 3.100%, 3/15/2016	128,000	134,086
Kellogg Co., 4.250%, 3/6/2013	700,000	702,325
Key Bank NA, 1.650%, 2/1/2018	250,000	251,327
Kroger Co., 7.500%, 1/15/2014	700,000	745,036
Life Technologies Corp, 6.000%, 3/1/2020	190,000	210,242
Macy’s Retail Holdings Inc, 2.875%, 2/15/2023	1,000,000	949,156
NASDAQ OMX Group, 5.550%, 1/15/2020	542,000	595,588
Oracle Corp., 5.750%, 4/15/2018	134,000	162,451
PACCAR Financial Corp, 1.550%, 9/29/2014	1,000,000	1,017,479
PNC Bank NA, 0.800%, 1/28/2016	447,000	447,276
Praxair Inc., 4.625%, 3/30/2015	647,000	702,352
SBA Tower Trust 144A, 2.933%, 12/15/2042 (e)	320,000	332,468
SBC Communications, 5.100%, 9/15/2014	600,000	642,367
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	838,361
Thermo Fisher Scientific, 2.250%, 8/15/2016	1,000,000	1,033,388
United Parcel Service, 3.125%, 1/15/2021	500,000	529,418
Verizon Communications, 5.550%, 2/15/2016	700,000	795,226

Total Corporate Obligations (Cost $24,014,566)		25,610,288

Corporate Mortgage Securities – 0.4%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (f)	588,079	593,607

Total Corporate Mortgage Securities (Cost $588,079)		593,607

Certificates of Deposit – 2.1%
BANK2 Certificate of Deposit, 0.850%, 11/3/2013 (a)	250,000	250,000
Central Bank of Kansas City, 0.400%, 5/30/2013 (a)	250,000	250,000
City First Bank of D.C., 0.700%, 2/5/2013 (a)	250,000	250,000
Community Capital Bank of Virginia, 0.500%, 2/4/2013 (a)	250,000	250,000
Community Commerce Bank, 0.300%, 6/1/2013 (a)	250,000	250,000
Eastern Bank Co., 0.100%, 12/20/2013 (a)	250,000	250,000
Hope Federal Credit Union, 0.900%, 2/4/2013 (a)	250,000	250,000
Liberty Bank and Trust Co., 0.540%, 12/4/2013 (a)	200,000	200,000
Promerica Bank, 0.500%, 2/8/2013 (a)	250,000	250,000
Self-Help Credit Union CD, 0.800%, 12/12/2013 (a)	250,000	250,000

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Certificates of Deposit (Continued)
Self-Help Federal Credit Union, 0.800%, 12/27/2013 (a)	$250,000	$250,000
Southern Bancorp, 0.250%, 6/20/2013 (a)	250,000	250,000

Total Certificates of Deposit (Cost $2,950,000)		2,950,000

Cash Equivalents – 0.7%
Communitywide Federal Credit Union, 0.200%, 2/15/2013 (a)	100,000	100,000
Money Market Demand Accounts:
Bank2 Money Market Account, 0.550%, 1/15/2014 (a)	100,000	100,000
Latino Community Credit Union, 0.500%, 2/15/2013 (a)	251,584	251,584
Opportunities Credit Union, 0.300%, 2/15/2013 (a)	250,458	250,458
Self-Help Federal Credit Union, 0.660%, 2/15/2013 (a)	100,000	100,000
Self-Help Money Market Demand, 0.660%, 2/15/2013 (a)	101,946	101,946
Southern Bancorp Money Market, 0.500%, 2/15/2013 (a)	100,792	100,792

Total Cash Equivalents (Cost $1,004,780)		1,004,780

Total Investments – 98.1% (Cost $132,561,997) (b)		135,705,995

Other Assets, less liabilities – 1.9%		2,616,394

Net Assets – 100.0%		$138,322,389

(a) Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

(b) The aggregate cost for book and federal income purposes is $132,569,178. The aggregate gross unrealized appreciation is $3,302,411, and the aggregate gross unrealized depreciation is $165,594, resulting in net unrealized appreciation of $3,136,817.

(c) A portion or all of the security was purchased as a when issued or delayed delivery security.

(d) A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.

(e) This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

(f) This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

VR — Variable interest rate. Rate shown is that on January 31, 2013.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2012, and held through January 31, 2013.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2012	Ending Account Value as of 1/31/2013	Expenses Paid During Period 8/1/2012 – 1/31/2013
Domini Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,053.20	$6.47[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.90	$6.36[1]
Domini Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,053.30	$6.11[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.26	$6.01[1]
Domini Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,055.50	$4.14[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.17	$4.08[1]
Domini Social Equity Fund Class R Shares	Actual Expenses	$1,000.00	$1,055.10	$4.66[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.67	$4.58[1]
Domini International Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,204.00	$8.89[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.14	$8.13[2]
Domini International Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,203.50	$8.72[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.29	$7.98[2]
Domini International Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00*	$1,092.60	$2.29[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00*	$1,006.44	$2.20[2]
Domini Social Bond Fund Investor Shares	Actual Expenses	$1,000.00	$997.40	$4.78[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.42	$4.84[3]
Domini Social Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$998.90	$3.27[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.93	$3.31[3]

1Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Investor shares, or 1.18% for Class A shares, or 0.80% for Institutional Class, or 0.90% for Class R shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

2Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, 1.57% for Class A shares, or 1.27% for Institutional Shares, multiplied by average account value over the period, multiplied by the number of days in the period (184 or 63), and divided by 365.

3Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Investor Shares, or 0.65% for Institutional Class, multiplied by average account value over the period, multiplied by 184, and divided by 365.

* Beginning account value as of 11/30/12 (effective date – see Note 1 to the International Fund Financial Statements).

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2013 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
ASSETS
Investments at value (cost $645,372,139, and $140,037,507, respectively)	$783,115,297	$165,330,140
Cash	6,075,262	4,048,501
Foreign currency, at value (cost $0, and $27, respectively)	-	28
Receivable for securities sold	-	1,763,555
Receivable for capital shares	294,579	321,364
Dividend receivable	618,829	94,841
Tax reclaim receivable	2,945	68,458

Total assets	790,106,912	171,626,887

LIABILITIES
Payable for securities purchased	-	3,529,497
Payable for capital shares	435,072	169,160
Management /Sponsorship fee payable	499,242	136,917
Distribution fee payable	117,236	12,000
Other accrued expenses	305,788	78,204
Foreign tax payable	-	18,313

Total liabilities	1,357,338	3,944,091

NET ASSETS	$788,749,574	$167,682,796

NET ASSETS CONSIST OF
Paid-in capital	$806,156,526	$153,090,898
Undistributed net investment income (loss)	3,564,549	(1,041,262)
Accumulated net realized gain (loss)	(158,714,659)	(9,659,831)
Net unrealized appreciation (depreciation)	137,743,158	25,292,991

NET ASSETS	$788,749,574	$167,682,796

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$556,654,255	$135,628,119

Outstanding shares of beneficial interest	16,196,449	18,840,407

Net asset value and offering price per share*	$34.37	$7.20

Class A Shares
Net assets	$4,290,411	$9,646,274

Outstanding shares of beneficial interest	405,861	1,284,268

Net asset value*	$10.57	$7.51

Maximum offering price per share (net asset value per share / (1-4.75%))	$11.10	$7.88

Institutional shares
Net assets	$204,782,816	$22,408,403

Outstanding shares of beneficial interest	9,715,467	3,111,630

Net asset value and offering price per share*	$21.08	$7.20

Class R shares
Net assets	$23,022,092

Outstanding shares of beneficial interest	2,354,589

Net asset value and offering price per share*	$9.78

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2013 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
INCOME
Dividends (net of foreign taxes $73,592, and $98,064, respectively)	$9,136,042	$1,549,863

Investment Income	9,136,042	1,549,863

EXPENSES
Management /Sponsorship fees	2,939,342	739,959
Distribution fees – Investor shares	693,946	167,373
Distribution fees – Class A shares	5,020	8,911
Transfer agent fees – Investor shares	478,250	144,719
Transfer agent fees – Class A shares	4,026	16,432
Transfer agent fees – Institutional shares	626	69
Transfer agent fees – Class R shares	544	-
Registration fees – Investor shares	44,779	18,715
Registration fees – Class A shares	13,664	16,137
Registration fees – Institutional shares	20,102	125
Registration fees – Class R shares	14,712	-
Custody and Accounting fees	82,520	102,038
Miscellaneous	50,128	18,401
Trustees fees	39,208	7,078
Shareholder Service fees – Investor shares	35,515	9,679
Shareholder Service fees – Class A shares	474	1,531
Shareholder Service fees – Institutional shares	68	2
Shareholder Service fees – Class R shares	63	-
Professional fees	10,535	233
Shareholder Communication fees	9,533	11,176

Total expenses	4,443,055	1,262,578

Fees waived and expenses reimbursed	(36,923)	(91,957)
Custody fees paid indirectly	(1,836)	(579)

Net expenses	4,404,296	1,170,042

NET INVESTMENT INCOME (LOSS)	4,731,746	379,821

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	22,387,164	4,845,785
Foreign Currency	5,545	11,240

Net realized gain (loss)	22,392,709	4,857,025
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	13,178,962	22,205,713
Translation of assets and liabilities in foreign currencies	-	19,921

Net change in unrealized appreciation (depreciation)	13,178,962	22,225,634

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,571,671	27,082,659

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,303,417	$27,462,480

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,731,746	$8,260,658
Net realized gain (loss)	22,392,709	5,268,637
Net change in unrealized appreciation (depreciation)	13,178,962	16,338,095

Net Increase (Decrease) in Net Assets Resulting from Operations	40,303,417	29,867,390

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(460,046)	(3,571,431)
Class A shares	(50,464)	(99,916)
Institutional shares	(1,483,200)	(3,296,730)
Class R shares	(372,208)	(907,471)
Distributions to shareholders from net realized gain:
Investor shares	-	-
Class A shares	-	-
Institutional shares	-	-
Class R shares	-	-
Tax return of capital distribution	-	-

Net Decrease in Net Assets from Distributions and/or Dividends	(2,365,918)	(7,875,548)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	54,701,793	110,956,737
Net asset value of shares issued in reinvestment of distributions and dividends	2,304,785	7,595,482
Payments for shares redeemed	(63,390,210)	(105,948,208)
Redemption fees	2,264	8,374

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,381,368)	12,612,385

Total Increase (Decrease) in Net Assets	31,556,131	34,604,227

NET ASSETS
Beginning of period	$757,193,443	$722,589,216

End of period	$788,749,574	$757,193,443

Undistributed net investment income (loss)	$3,564,549	$1,198,721

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$379,821	$2,167,729
Net realized gain (loss)	4,857,025	(11,454,098)
Net change in unrealized appreciation (depreciation)	22,225,634	(7,790,096)

Net Increase (Decrease) in Net Assets Resulting from Operations	27,462,480	(17,076,465)

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	-	(5,970,056)
Class A shares	-	(200,494)
Institutional shares	-	-
Class R shares	-	-
Distributions to shareholders from net realized gain:
Investor shares	-	(4,208,595)
Class A shares	-	(116,047)
Institutional shares
Class R shares
Tax return of capital distribution		(342,906)

Net Decrease in Net Assets from Distributions and/or Dividends	-	(10,838,098)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	42,883,998	50,222,559
Net asset value of shares issued in reinvestment of distributions and dividends	-	8,813,940
Payments for shares redeemed	(35,247,158)	(40,061,990)
Redemption fees	173	1,696

Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,637,013	18,976,205

Total Increase (Decrease) in Net Assets	35,099,493	(8,938,358)

NET ASSETS
Beginning of period	$132,583,303	$141,521,661

End of period	$167,682,796	$132,583,303

Undistributed net investment income (loss)	$(1,041,262)	$(1,421,083)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31,
			2012		2011		2010		2009		2008
For a share outstanding for the period:
Net asset value, beginning of period	$32.66		$31.56		$26.00		$22.83		$28.19		$34.00

Income from investment operations:
Net investment income (loss)	0.20		0.36		0.27		0.22		0.28		0.29
Net realized and unrealized gain (loss) on investments	1.54		0.95		5.44		3.09		(5.32)		(4.08)

Total income from investment operations	1.74		1.31		5.71		3.31		(5.04)		(3.79)

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.03)		(0.21)		(0.15)		(0.14)		(0.22)		(0.22)
Distributions to shareholders from net realized gain	-		-		-		-		-		(1.80)
Tax return of capital [5]	-		-		-		-		(0.10)		-

Total distributions	(0.03)		(0.21)		(0.15)		(0.14)		(0.32)		(2.02)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$34.37		$32.66		$31.56		$26.00		$22.83		$28.19

Total return [2]	5.32%		4.15%		22.01%		14.51%		-17.48%		-11.84%
Portfolio turnover	46%		94%		87%		95%		82%		70%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$557		$546		$561		$562		$550		$775
Ratio of expenses to average net assets [3]	1.25%	[4]	1.25%	[4]	1.23%	[4]	1.23%	[4]	1.18%	[4]	1.15%
Ratio of net investment income (loss) to average net assets	1.08%		1.06%		0.72%		0.77%		1.27%		0.86%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.25% for the six months ended January 31, 2013 and 1.26%, 1.23%, 1.29%, 1.31%, and 1.24%, for the years ended July 31, 2012, 2011, 2010, 2009, and 2008, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.25% for the six months ended January 31, 2013 and 1.25%, 1.23%, 1.23% and 1.18% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31,						For the Period November 28, 2008 (commencement of operations) through July 31, 2009
			2012		2011		2010
For a share outstanding for the period:
Net asset value, beginning of period	$10.16		$10.12		$8.51		$7.63		$6.57

Income from investment operations:
Net investment income (loss)	0.12		0.37		0.07		0.10		0.06
Net realized and unrealized gain (loss) on investments	0.42		0.05		1.80		1.01		1.21

Total income from investment operations	0.54		0.42		1.87		1.11		1.27

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.13)		(0.38)		(0.26)		(0.23)		(0.15)
Distributions to shareholders from net realized gain	-		-		-		-		-
Tax return of capital [5]	-		-		-		-		(0.06)

Total distributions	(0.13)		(0.38)		(0.26)		(0.23)		(0.21)

Redemption fee proceeds	-		-		-		-		-

Net asset value, end of period	$10.57		$10.16		$10.12		$8.51		$7.63

Total return [2]	5.33%		4.20%		22.16%		14.47%		20.66%
Portfolio turnover	46%		94%		87%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$4		$4		$2		$2		$1
Ratio of expenses to average net assets [3]	1.18%	[4]	1.18%	[4]	1.18%	[4]	1.18%	[4]	1.18%	[4]
Ratio of net investment income (loss) to average net assets	1.15%		1.09%		0.76%		0.81%		1.13%

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.98% for the six months ended January 31, 2013 and 2.09%, 2.54%, 2.56%, and 3.31%, for the years ended July 31, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.18% for the six months ended January 31, 2013 and 1.18%, 1.18%, 1.18% and 1.18% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31,						For the Period November 28, 2008 (commencement of operations) through July 31, 2009
			2012		2011		2010
For a share outstanding for the period:
Net asset value, beginning of period	$20.12		$19.65		$16.26		$14.35		$12.13

Income from investment operations:
Net investment income (loss)	0.17		0.33		0.23		0.21		0.13
Net realized and unrealized gain (loss) on investments	0.94		0.57		3.42		1.96		2.31

Total income from investment operations	1.11		0.90		3.65		2.17		2.44

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.15)		(0.43)		(0.26)		(0.26)		(0.15)
Distributions to shareholders from net realized gain	-		-		-		-		-
Tax return of capital [5]	-		-		-		-		(0.07)

Total distributions	(0.15)		(0.43)		(0.26)		(0.26)		(0.22)

Redemption fee proceeds [5]	0.00	[1]	-		-		-		-

Net asset value, end of period	$21.08		$20.12		$19.65		$16.26		$14.35

Total return [2]	5.55%		4.62%		22.55%		15.08%		20.93%
Portfolio turnover	46%		94%		87%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$205		$182		$143		$103		$84
Ratio of expenses to average net assets [3]	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.75%	[4]	0.65%	[4]
Ratio of net investment income (loss) to average net assets	1.53%		1.49%		1.17%		1.24%		1.66%

1 Amount represent less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor. Had the Manager and the Sponsor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.82% for the six months ended January 31, 2013 and 0.83%, 0.82%, 0.83%, and 0.80%, for the years ended July 31, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.80% for the six months ended January 31, 2013 and 0.80%, 0.80%, 0.75% and 0.65% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31,
			2012		2011		2010		2009		2008
For a share outstanding for the period:
Net asset value, beginning of period	$9.41		$9.40		$7.91		$7.09		$9.37		$12.85

Income from investment operations:
Net investment income (loss)	(0.27)		1.16		(1.15)		(0.11)		(0.05)		0.17
Net realized and unrealized gain (loss) on investments	0.79		(0.74)		2.90		1.18		(1.74)		(1.40)

Total income from investment operations	0.52		0.42		1.75		1.07		(1.79)		(1.23)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.15)		(0.41)		(0.26)		(0.25)		(0.33)		(0.45)
Distributions to shareholders from net realized gain	-		-		-		-		-		(1.80)
Tax return of capital [5]	-		-		-		-		(0.16)		-

Total distributions	(0.15)		(0.41)		(0.26)		(0.25)		(0.49)		(2.25)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$9.78		$9.41		$9.40		$7.91		$7.09		$9.37

Total return [2]	5.51%		4.58%		22.29%		15.05%		-17.23%		-11.52%
Portfolio turnover	46%		94%		87%		95%		82%		70%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$23		$26		$16		$28		$30		$52
Ratio of expenses to average net assets [3]	0.90%	[4]	0.90%	[4]	0.85%	[4]	0.85%	[4]	0.85%	[4]	0.85%
Ratio of net investment income (loss) to average net assets	1.43%		1.38%		1.16%		1.16%		1.62%		1.13%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor, of the Fund. Had the Manager, and the Sponsor, not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.90% for the six months ended January 31, 2013 and 0.91%, 0.85%, 0.92%, 0.97%, and 0.85%, for the years ended July 31, 2012, 2011, 2010, 2009, and 2008 respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.90% for the six months ended January 31, 2013 and 0.90%, 0.85%, 0.85% and 0.85% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31,
			2012		2011		2010		2009		2008
For a share outstanding for the period:
Net asset value, beginning of period	$5.98		$7.43		$6.24		$6.05		$8.29		$10.25

Income from investment operations:
Net investment income (loss)	0.01		0.09		0.13		0.12		0.11		0.25
Net realized and unrealized gain (loss) on investments	1.21		(1.04)		1.18		0.20		(2.25)		(1.90)

Total income from investment operations	1.22		(0.95)		1.31		0.32		(2.14)		(1.65)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.28)		(0.12)		(0.13)		(0.10)		(0.25)
Distributions to shareholders from net realized gain	-		(0.20)		-		-		-		(0.06)
Tax return of capital [5]	-		(0.02)		-		-		-		-

Total distributions	-		(0.50)		(0.12)		(0.13)		(0.10)		(0.31)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$7.20		$5.98		$7.43		$6.24		$6.05		$8.29

Total return [2]	20.40%		-12.38%		21.10%		5.34%		-25.72%		-16.48%
Portfolio turnover	47%		110%		84%		85%		85%		91%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$136		$127		$137		$111		$27		$22
Ratio of expenses to average net assets [3]	1.60%	[4]	1.60%	[4]	1.60%	[4]	1.69%	[4]	1.60%	[4]	1.60%
Ratio of net investment income (loss) to average net assets	0.54%		1.64%		1.75%		1.73%		2.18%		2.77%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.69% for the six months ended January 31, 2013 and 1.74%, 1.70%, 2.03%, 2.63%, and 3.19%, for the years ended July 31, 2012, 2011, 2010, 2009, and 2008, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.60% for the six months ended January 31, 2013 and 1.60%, 1.60%, 1.70% and 1.60% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31,						For the Period November 28, 2008 (commencement of operations) through July 31, 2009
			2012		2011		2010
For a share outstanding for the period:
Net asset value, beginning of period	$6.24		$7.73		$6.50		$6.30		$5.13

Income from investment operations:
Net investment income (loss)	0.02		0.14		0.14		0.14		0.08
Net realized and unrealized gain (loss) on investments	1.62		(1.12)		1.22		0.20		1.17

Total income from investment operations	1.64		(0.98)		1.36		0.34		1.25

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.29)		(0.13)		(0.14)		(0.08)
Distributions to shareholders from net realized gain	-		(0.20)		-		-		-
Tax return of capital [5]	-		(0.02)		-		-		-

Total distributions	-		(0.51)		(0.13)		(0.14)		(0.08)

Redemption fee proceeds	-		-		-		-		-

Net asset value, end of period	$7.88		$6.24		$7.73		$6.50		$6.30

Total return [2]	20.35%		-12.26%		21.05%		5.35%		24.45%
Portfolio turnover	47%		110%		84%		85%		85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$10		$6		$4		$3		$1
Ratio of expenses to average net assets [3]	1.57%	[4]	1.57%	[4]	1.57%	[4]	1.62%	[4]	1.57%	[4]
Ratio of net investment income (loss) to average net assets	0.44%		1.85%		1.82%		2.03%		2.31%

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 2.44% for the six months ended January 31, 2013 and 2.33%, 2.42%, 3.58%, and 6.86%, for the years ended July 31, 2012, 2011, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.57% for the six months ended January 31, 2013 and 1.57%, 1.57%, 1.63% and 1.58% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	For the Period November 30, 2012 (commencement of operations) through January 31, 2013 (unaudited)
For a share outstanding for the period:
Net asset value, beginning of period	$6.59

Income from investment operations:
Net investment income (loss)	0.00
Net realized and unrealized gain (loss) on investments	0.61

Total income from investment operations	0.61

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-
Distributions to shareholders from net realized gain	-
Tax return of capital	-

Total distributions	-

Redemption fee proceeds	-

Net asset value, end of period	$7.20

Total return [2]	9.26%
Portfolio turnover	47%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$22
Ratio of expenses to average net assets[3]	1.27%	[4]
Ratio of net investment income (loss) to average net assets	0.10%

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund. Had the Manager not waived its fee or reimbursed expenses, the ratio of expenses to average net assets would have been 1.27% for the period ended January 31, 2013.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.27% for the period ended January 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund, and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Social Bond Fund are included on page 59 of this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional shares. Institutional shares of the Domini International Social Equity Fund were not offered prior to November 30, 2012. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees. Institutional shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

The following is a summary of the inputs used by the Domini Social Equity Fund, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$91,626,935	$-	$-	$91,626,935
Consumer Staples	86,686,869	-	-	86,686,869
Energy	74,418,843	-	-	74,418,843
Financials	117,976,765	-	-	117,976,765
Health Care	99,567,477	-	-	99,567,477
Industrials	66,314,619	-	-	66,314,619
Information Technology	160,235,271	-	-	160,235,271
Materials	18,999,779	-	-	18,999,779
Telecommunication Services	44,043,024	-	-	44,043,024
Utilities	23,245,715	-	-	23,245,715

Total	$783,115,297	$-	$-	$783,115,297

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$17,716,887	$-	$-	$17,716,887
Consumer Staples	15,320,070	-	-	15,320,070
Energy	8,036,644	-	-	8,036,644
Financials	45,608,918	-	6,265	45,615,183
Health Care	15,738,051	-	-	15,738,051
Industrials	25,712,145	-	-	25,712,145
Information Technology	8,931,545	-	-	8,931,545
Materials	13,250,821	-	-	13,250,821
Telecommunication Services	9,527,394	-	-	9,527,394
Utilities	1,976,244	-	-	1,976,244
Preferred Stocks
Consumer Discretionary	740,276	-	-	740,276
Consumer Staples	1,893,868	-	-	1,893,868
Materials	-	-	40,678	40,678
Utilities	830,334	-	-	830,334

Total	$165,283,197	$-	$46,943	$165,330,140

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund

Investments in Securities
Balance as of July 31, 2012	$3,503
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(39,374)
Purchases	-
Sales	-
Transfers in and/or out of Level Three	82,814

Balance as of January 31, 2013	$46,943

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2013:	$(1,427)

Transfers from Level 1 to Level 3 included securities valued at $1,325,852 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $1,243,038 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. At January 31, 2013, there was a spot foreign currency receivable of $1,763,555 and a spot foreign currency payable of $1,759,580.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Equity Fund are usually declared and paid quarterly from net investment income.

Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. Domini is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.30% of the first $2 billion of net assets managed,
0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

Domini International Social Equity Fund	1.00% of the first $250 million of net assets managed,
0.94% of the next $250 million of net assets managed, and
0.88% of net assets managed in excess of $500 million

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

Pursuant to a Sponsorship Agreement (with respect to the Domini Social Equity Fund) Domini provides the Funds with the administrative personnel and services necessary to operate the Funds. In addition to general administrative services and facilities for the Funds similar to those provided by Domini under the Management Agreements, Domini answers questions from the general public and the media regarding the securities holdings of the Funds. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Funds at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2012, Domini reduced its fees and reimbursed expenses, not including reorganization related expenses, to the extent necessary to keep the aggregate annual operating expenses of the Domini Social Equity Fund at no greater than 1.25%, 1.18%, 0.80%, and 0.90% of the average daily net assets representing Investor shares, Class A shares, Institutional shares and Class R shares, respectively. For the periods prior to November 30, 2012, similar arrangements were in effect. The waivers currently in effect are contractual and in effect until November 30, 2013, absent an earlier modification by the Board of Trustees which oversees the Funds. Effective November 30, 2012, Domini reduced its fees and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses, not including reorganization expenses, of the Domini International Social Equity Fund no greater than 1.60%, 1.57% and 1.27% of the average daily net assets representing Investor shares, Class A shares and Institutional shares, respectively. For the period prior to November 30, 2012, similar arrangements were in effect. The waivers currently in effect are contractual and in effect until November 30, 2013, absent an earlier modification by the Board of Trustees which oversees the Funds.

For the six months ended January 31, 2013, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Social Equity Fund	$-	$31,361
Domini International Social Equity Fund	-	21,291

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Funds on a day-to-day basis pursuant to Submanagement Agreements with Domini.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2013, fees waived were as follows:

FEES WAIVED

Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	5,020
Domini International Social Equity Fund Investor shares	60,222
Domini International Social Equity Fund Class A shares	8,911

DSIL Investment Services, LLC, (DSIL) the Funds’ Distributor, has received commissions related to the sales of fund shares. For the six months ended January 31, 2013, DSIL received $2,612, and $1,221 from the Domini Social Equity Fund Class A Shares, and the Domini International Social Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Social Equity Fund, and Domini International Social Equity Fund and their shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2013, Domini waived fees as follows:

FEES WAIVED

Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	474
Domini Social Equity Fund Institutional shares	68
Domini Social Equity Fund Class R shares	-
Domini International Social Equity Fund Investor shares	-
Domini International Social Equity Fund Class A shares	1,531
Domini International Social Equity Fund Institutional shares	2

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2013, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
Domini Social Equity Fund	$353,390,416	$355,906,574
Domini International Social Equity Fund	75,333,923	67,955,066

Per the Funds’ arrangement with State Street Bank & Trust (“State Street”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses (custody fees paid indirectly). For the six months ended January 31, 2013, custody fees of the Funds, under these arrangements, were reduced by $1,836 and $579 for the Domini Social Equity Fund, and Domini International Social Equity Fund, respectively.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

4. SUMMARY OF SHARE TRANSACTIONS

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012
	Shares	Amount	Shares	Amount

Domini Social Equity Fund

Investor Shares
Shares sold	713,860	$23,936,914	1,586,743	$50,353,288
Shares issued in reinvestment of dividends and distributions	12,663	434,830	104,164	3,378,095
Shares redeemed	(1,244,656)	(41,463,580)	(2,765,526)	(87,540,176)
Redemption fees	-	1,829	-	6,949

Net increase (decrease)	(518,133)	$(17,090,007)	(1,074,619)	$(33,801,844)

Class A Shares
Shares sold	92,651	$965,020	187,472	$1,876,419
Shares issued in reinvestment of dividends and distributions	4,287	44,490	8,758	88,543
Shares redeemed	(41,130)	(426,768)	(34,891)	(347,962)
Redemption fees	-	-	-	-

Net increase (decrease)	55,808	$582,742	161,339	$1,617,000

Institutional Shares
Shares sold	1,323,537	$27,144,037	2,337,607	$46,575,227
Shares issued in reinvestment of dividends and distributions	70,485	1,453,810	163,379	3,222,504
Shares redeemed	(707,693)	(14,554,973)	(740,564)	(14,344,988)
Redemption fees	-	371	-	32

Net increase (decrease)	686,329	$14,043,245	1,760,422	$35,452,775

Class R Shares
Shares sold	276,590	$2,655,822	1,336,501	$12,151,803
Shares issued in reinvestment of dividends and distributions	38,670	371,655	97,079	906,340
Shares redeemed	(734,916)	(6,944,889)	(406,552)	(3,715,082)
Redemption fees	-	64	-	1,393

Net increase (decrease)	(419,656)	$(3,917,348)	1,027,028	$9,344,454

Total
Shares sold	2,406,638	$54,701,793	5,448,323	$110,956,737
Shares issued in reinvestment of dividends and distributions	126,105	2,304,785	373,380	7,595,482
Shares redeemed	(2,728,395)	(63,390,210)	(3,947,533)	(105,948,208)
Redemption fees	-	2,264	-	8,374

Net increase (decrease)	(195,652)	$(6,381,368)	1,874,170	$12,612,385

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012
	Shares	Amount	Shares	Amount

Domini International Social Equity Fund

Investor Shares
Shares sold	2,883,166	$19,084,754	7,623,785	$47,140,812
Shares issued in reinvestment of dividends and distributions	-	-	1,516,463	8,516,972
Shares redeemed	(5,259,304)	(34,615,123)	(6,395,615)	(38,922,281)
Redemption fees	-	173	-	1,670

Net increase (decrease)	(2,376,138)	$(15,530,196)	2,744,633	$16,737,173

Class A Shares
Shares sold	436,163	$3,050,910	490,345	$3,081,747
Shares issued in reinvestment of dividends and distributions	-	-	50,514	296,968
Shares redeemed	(74,939)	(511,755)	(178,615)	(1,139,709)
Redemption fees	-	-	-	26

Net increase (decrease)	361,224	$2,539,155	362,244	$2,239,032

Institutional Shares
Shares sold	3,128,800	$20,748,334	-	$-
Shares issued in reinvestment of dividends and distributions	-	-	-	-
Shares redeemed	(17,170)	(120,280)	-	-
Redemption fees	-	-	-	-

Net increase (decrease)	3,111,630	$20,628,054	-	$-

Total
Shares sold	6,448,129	$42,883,998	8,114,130	$50,222,559
Shares issued in reinvestment of dividends and distributions	-	-	1,566,977	8,813,940
Shares redeemed	(5,351,413)	(35,247,158)	(6,574,230)	(40,061,990)
Redemption fees	-	173	-	1,696

Net increase (decrease)	1,096,716	$7,637,013	3,106,877	$18,976,205

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of January 31, 2013, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI SOCIAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2013 (Unaudited)

ASSETS:
Investments at value (cost $132,561,997)	$135,705,995
Cash	5,953,180
Receivable for securities sold	252,120
Interest receivable	706,766
Receivable for capital shares	614,194

Total assets	143,232,255

LIABILITIES:
Payable for securities purchased	4,695,163
Payable for capital shares	91,176
Management fee payable	76,191
Distribution fee payable	15,053
Other accrued expenses	17,363
Dividend payable	14,920

Total liabilities	4,909,866

NET ASSETS	$138,322,389

NET ASSETS CONSIST OF:
Paid-in capital	$134,786,238
Undistributed net investment loss	(13,105)
Accumulated net realized gain from investments	405,258
Net unrealized appreciation from investments	3,143,998

$138,322,389

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$136,137,675

Outstanding shares of beneficial interest	11,919,133

Net asset value and offering price per share*	$11.42

Institutional Shares
Net assets	$2,184,714

Outstanding shares of beneficial interest	191,257

Net asset value and offering price per share*	$11.42

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2013 (Unaudited)

INCOME:
Interest income	$1,673,590

EXPENSES:
Management fee	279,501
Administrative fee	174,688
Distribution fees – Investor shares	173,249
Transfer agent fees – Investor shares	132,336
Transfer agent fees – Institutional shares	52
Accounting and custody fees	44,700
Registration – Investor shares	8,321
Registration – Insitutional shares	2,980
Shareholder communications	10,314
Shareholding servicing fees – Investor shares	8,131
Shareholding servicing fees – Institutional shares	7
Miscellaneous	8,726
Trustees fees	7,048
Professional fees	6,152

Total expenses	856,205

Fees waived and expense reimbursed	(191,554)
Fees paid indirectly	(2,540)

Net expenses	662,111

NET INVESTMENT INCOME	1,011,479

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain (loss) on investments	575,977
Net change in unrealized appreciation (depreciation) on investments	(1,917,296)

Net realized and unrealized gain (loss) from investments	(1,341,319)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(329,840)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,011,479	$2,273,179
Net realized gain (loss) on investments	575,977	2,421,039
Net change in unrealized appreciation (depreciation) on investments	(1,917,296)	1,340,863

Net Increase (Decrease) in Net Assets Resulting from Operations	(329,840)	6,035,081

DISTRIBUTIONS AND DIVIDENDS:
Dividends to shareholders from net investment income:
Investor shares	(1,001,436)	(2,268,090)
Institutional shares	(9,850)	(5,089)
Distributions to shareholders from net realized gain:
Investor shares	(1,248,910)	(3,281,039)
Institutional shares	(15,147)	(26)

Net Decrease in Net Assets from Distributions and Dividends	(2,275,343)	(5,554,244)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	12,720,222	40,943,485
Net asset value of shares issued in reinvestment of distributions and dividends	2,114,732	5,227,958
Payment for shares redeemed	(12,730,810)	(28,984,159)
Redemption fee	1,566	2,295

Net Increase in Net Assets from Capital Share Transactions	2,105,710	17,189,579

Total Increase (Decrease) in Net Assets	(499,473)	17,670,416

NET ASSETS:
Beginning of period	$138,821,862	$121,151,446

End of period	$138,322,389	$138,821,862

Undistributed net investment income (loss)	$(13,105)	$(13,298)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31,
			2012		2011		2010		2009		2008
For a share outstanding for the period:
Net asset value, beginning of period	$11.64		$11.61		$11.76		$11.36		$10.79		$10.63

Income from investment operations:
Net investment income (loss)	0.08		0.21		0.28		0.33		0.40		0.43
Net realized and unrealized gain (loss) on investments	(0.11)		0.34		0.06		0.40		0.57		0.16

Total income from investment operations	(0.03)		0.55		0.34		0.73		0.97		0.59

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.08)		(0.21)		(0.28)		(0.33)		(0.40)		(0.43)
Distributions to shareholders from net realized gain	(0.11)		(0.31)		(0.21)		-		-		-

Total dividends and distributions	(0.19)		(0.52)		(0.49)		(0.33)		(0.40)		(0.43)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$11.42		$11.64		$11.61		$11.76		$11.36		$10.79

Total return [2]	-0.26%		4.80%		2.94%		6.49%		9.15%		5.58%
Portfolio turnover	48%		126%		151%		66%		33%		64%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$136		$138		$121		$112		$90		$73
Ratio of expenses to average net assets [3]	0.95%	[4]	0.95%	[4]	0.95%	[4]	0.95%	[4]	0.95%	[4]	0.95%
Ratio of net investment income to average net assets	1.45%		1.76%		2.39%		2.82%		3.60%		3.96%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Distributor due to a contractual fee waiver. Had the Manager and the Distributor not waived their fees and reimbursed expenses, the ratio of expenses to average net assets would have been 1.22% for the six months ended January 31, 2013 and 1.28%, 1.29%, 1.33%, 1.37%, and 1.43%, for the years ended July 31, 2012, 2011, 2010, 2009, and 2008, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.96% for the six months ended January 31, 2013 and 0.95%, 0.96%, 0.95% and 0.95%, for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013 (unaudited)		For the Period November 30, 2011 (commencement of operations) through July 31, 2012
For a share outstanding for the period:
Net asset value, beginning of period	$11.64		$11.74

Income from investment operations:
Net investment income (loss)	0.10		0.15
Net realized and unrealized gain (loss) on investments	(0.11)		0.21

Total income from investment operations	(0.01)		0.36

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.10)		(0.15)
Distributions to shareholders from net realized gain	(0.11)		(0.31)

Total dividends and distributions	(0.21)		(0.46)

Redemption fee proceeds	-		-

Net asset value, end of period	$11.42		$11.64

Total return [2]	-0.11%		3.17%
Portfolio turnover	48%		126%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$2		$1
Ratio of expenses to average net assets [3]	0.65%	[4]	0.65%	[4]
Ratio of net investment income to average net assets	1.72%		1.88%

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager due to a contractual fee waiver. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 1.29% for the six months ended January 31, 2013 and 3.99% for the period ending July 31, 2012.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.65% for the six months ended January 31, 2013 and 0.65% for the period ending July 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor.

Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data,

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agency Obligations	$-	$55,428,872	$-	$55,428,872
U.S. Government Agency Mortgage Securities	-	50,118,448	-	50,118,448
Corporate Obligations	-	25,610,288	-	25,610,288
Corporate Mortgage Securities	-	593,607	-	593,607
Certificates of Deposit	-	2,950,000	-	2,950,000
Cash Equivalents	-	1,004,780	-	1,004,780

Total	$-	$135,705,995	$-	$135,705,995

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2012	$198,075
Realized Gain (loss)	-
Change in unrealized appreciation (depreciation)	4,131
Purchases	1,871,181
Sales	-
Transfers in and/or out of Level Three	(2,073,387)

Balance as of January 31, 2013	$-

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2013:	$-

Transfers out of Level 3 into Level 2 included securities valued at $ 2,073,387 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(G) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.40% of the first $500 million of the Fund’s net assets managed, 0.38% of the next $500 million of the Fund’s net assets managed, and 0.35% of net assets managed in excess of $1 billion. For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets. For the period from November 30, 2012, until November 30, 2013, Domini is waiving its fee

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

and reimbursing expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% and 0.65% of the average daily net assets representing Investor shares and Institutional shares, respectively. A similar fee waiver arrangement was in effect in prior periods. For the six months ended January 31, 2013, Domini reimbursed expenses totaling $82,196.

(B) Submanager. Seix Investment Advisors LLC (“Seix”), a wholly owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) (formerly known as Trusco Capital Management, Inc.) provides investment submanagement services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Prior to April 25, 2008, the submanager’s predecessor, Seix Investment Advisors, Inc., the former fixed income division of RidgeWorth, provided investment submanagement services to the Fund. RidgeWorth is a wholly owned subsidiary of Sun-Trust Banks, Inc. Seix Advisors was spun off into Seix in connection with a corporate reorganization of RidgeWorth.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2013, fees waived by the Investor shares totaled $109,351.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2013, Domini waived fees as follows:

FEES WAIVED

Domini Social Bond Fund Investor shares	$-
Domini Social Bond Fund Institutional shares	7

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the six monthhs ended January 31, 2013, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
Government Securities	$61,775,769	$57,695,808
Corporate Obligations	4,389,473	4,725,747

Per the Fund’s arrangement with State Street Bank & Trust (“State Street”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses (custody fees paid indirectly). For the six months ended January 31, 2013, custody fees of the Fund, under these arrangements, were reduced by $2,540.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

4. SUMMARY OF SHARE TRANSACATIONS

	Six Months Ended January 31, 2013		Year Ended July 31, 2012
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	951,969	$11,011,361	3,490,461	$40,442,485
Shares issued in reinvestment of dividends and distributions	183,641	2,114,714	454,075	5,227,918
Shares redeemed	(1,100,078)	(12,730,810)	(2,498,900)	(28,984,159)
Redemption fees	-	1,566	-	2,295

Net increase (decrease)	35,532	$396,831	1,445,636	$16,688,539

Institutional Shares
Shares sold	147,726	$1,708,861	43,526	$501,000
Shares issued in reinvestment of dividends and distributions	2	18	3	40
Shares redeemed	-	-	-	-
Redemption fees	-	-	-	-

Net increase (decrease)	147,728	$1,708,879	43,529	$501,040

Total
Shares sold	1,099,695	$12,720,222	3,533,987	$40,943,485
Shares issued in reinvestment of dividends and distributions	183,643	2,114,732	454,078	5,227,958
Shares redeemed	(1,100,078)	(12,730,810)	(2,498,900)	(28,984,159)
Redemption fees	-	1,566	-	2,295

Net increase (decrease)	183,260	$2,105,710	1,489,165	$17,189,579

5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2013 (Unaudited)

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of January 31, 2013, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager, Sponsor, and Distributor:

Domini Social Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

532 Broadway, 9th Floor

New York, NY 10012

Investment Submanagers:

Domini Social Equity Fund

Domini International Social Equity Fund

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Domini Social Bond Fund

Seix Investment Advisors LLC

10 Mountain View Road, Suite C-200

Upper Saddle River, NJ 07458

Transfer Agent:

BNY Mellon Asset Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

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Domini Social Equity Fund Investor Shares: CUSIP 257132100 | DSEFX Class A Shares: CUSIP 257132860 | DSEPX Institutional Shares: CUSIP 257132852 | DIEQX Class R Shares: CUSIP 257132308 | DSFRX

Domini International Social Equity Fund

Investor Shares: CUSIP 257132704 | DOMIX

Class A Shares: CUSIP 257132886 | DOMAX

Institutional Shares: CUSIP 257132811 | DOMOX

Domini Social Bond Fund

Investor Shares: CUSIP 257132209 | DSBFX

Institutional Shares: CUSIP 257132829 | DSBIX

Printed on elemental chlorine free paper from well-managed forests, containing 10% post consumer waste.

Item 2.	Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: April 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: April 8, 2013

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 8, 2013